Income Taxes - Schedule of components of the income tax expense (benefit) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Federal			$ (62)	$ (41)
State and local			1,428	1,054
Total current			1,366	1,013
Federal			(3,128)	(25,534)
State and local			(2,193)	1,409
Total deferred			(5,321)	(24,125)
Income tax benefit	$ (4,200)	$ (4,831)	$ (3,955)	$ (23,112)